Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	STEBEN ALTERNATIVE INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001584986
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2018
Prospectus Date	rr_ProspectusDate	Jul. 30, 2018
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SKLAX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SKLCX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SKLIX
STEBEN MANAGED FUTURES STRATEGY FUND (Prospectus Summary) | STEBEN MANAGED FUTURES STRATEGY FUND | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SKLNX